EXHIBIT 99.2

John Deere Owner Trust 2015-B

Statement to Certificateholders

$228,000,000 Class A-1 0.40000% Asset Backed Notes due September 15, 2016

$245,000,000 Class A-2 0.98000% Asset Backed Notes due June 15, 2018

$203,000,000 Class A-3 1.44000% Asset Backed Notes due October 15, 2019

$75,000,000 Class A-4 1.78000% Asset Backed Notes due June 15, 2022

$19,260,178 Asset Backed Certificates

Payment Date:			15-Dec-15

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$20,369,979.74
		per $1,000 original principal amount:	$89.34

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$20,369,979.74

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$51,448.54
		per $1,000 original principal amount:	$0.23

		(ii) Class A-2 Notes:	$200,083.33
		per $1,000 original principal amount:	$0.82

		(iii) Class A-3 Notes:	$243,600.00
		per $1,000 original principal amount:	$1.20

		(iv) Class A-4 Notes:	$111,250.00
		per $1,000 original principal amount:	$1.48

		(v) Total:	$606,381.87

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$691,716,336.60

	(b)	Note Value at end of related Collection Period:	$681,558,070.45

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$139,297,892.13
		(ii) A-1 Note Pool Factor:	0.6109557

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$245,000,000.00
		(ii) A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$203,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$75,000,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$19,260,178.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$594,363.07
		(i)	per $1,000 original principal amount:	$0.76
	(b)	Amount of Servicing Fee earned:		$594,363.07
	(c)	Amount of Servicing Fee paid:		$594,363.07
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$7,702,602.00
	(ii)	Specified Reserve Account Balance:		$7,702,602.00

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$4,295,320.24
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.62%

(11)	(i)	Aggregate amount of net losses for the collection period:		$4,606.64
	(ii)	Cumulative amount of net losses:		$10,817.55
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$2,273,130.62
		(ii)	% of Pool Balance:	0.32%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%